Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) £ in Millions	Dec. 31, 2022 GBP (£) quote	Dec. 31, 2021 GBP (£) quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 269,168	£ 255,421
Non-derivative financial liabilities	409,835	363,097
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,240	7,718
Non-derivative financial liabilities	5,354	5,155
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	104
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	2,461	2,120
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	2,042
Level 3 | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	3
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	416
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	2,478
Level 3 | Recurring fair value measurement | Other portfolios, liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	311	574
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	272
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	39
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,202	2,978
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	523	592
Level 3 | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	156
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	367
Level 3 | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,737	£ 1,816
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,778
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	387
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,391
Level 3 | Recurring fair value measurement | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	507
Non-derivative financial liabilities	633
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	173
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	56
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	404
Level 3 | Recurring fair value measurement | Interest rate | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	44
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	215
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	248
Level 3 | Recurring fair value measurement | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	447
Non-derivative financial liabilities	304
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	10
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	294
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	418
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	29
Level 3 | Recurring fair value measurement | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	688
Non-derivative financial liabilities	1,324
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	948
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	376
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	344
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	344
Level 3 | Recurring fair value measurement | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	95
Non-derivative financial liabilities	217
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	217
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 95
Bid quotes | Market proxy | Minimum | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes | Market proxy | Minimum | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes | Market proxy | Maximum | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	92	100
Bid quotes | Market proxy | Maximum | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	99	100
Equity volatility | Minimum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.07	0.04
Equity volatility | Maximum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.53	1.38
Equity volatility | Model – Option model | Minimum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
Equity volatility | Model – Option model | Minimum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.07	0.04
Equity volatility | Model – Option model | Maximum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.99	1.24
Equity volatility | Model – Option model | Maximum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.53	1.38
Equity correlation | Model – Option model | Minimum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.32	0.34
Equity correlation | Model – Option model | Maximum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.99	0.99
FX volatility | Minimum | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03
FX volatility | Maximum | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.46	0.99
FX volatility | Model – Option model | Minimum | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03	0.03
FX volatility | Model – Option model | Minimum | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.03	0.02
FX volatility | Model – Option model | Maximum | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.20	0.99
FX volatility | Model – Option model | Maximum | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.46	0.99
Prepayment rate | Minimum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05
Prepayment rate | Maximum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.50
Prepayment rate | Model – Discounted cash flow | Minimum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
Prepayment rate | Model – Discounted cash flow | Maximum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.50
Interest rate, measurement input | Minimum | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.09	0.15
Interest rate, measurement input | Maximum | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.33	0.35
Interest rate, measurement input | Model – Option model | Minimum | Recurring fair value measurement | Interest rate | Other Derivative Assets, Long-Dated Swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.09	0.15
Interest rate, measurement input | Model – Option model | Maximum | Recurring fair value measurement | Interest rate | Other Derivative Assets, Long-Dated Swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.33	0.35
Interest rate, measurement input | Model – Discounted cash flow | Minimum | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
Interest rate, measurement input | Model – Discounted cash flow | Maximum | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.09	0.05